UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	07-01-2018 - 06-30-2019

FORM N-PX

ICA File Number:  811-03706

Registrant Name:  American Century California Tax-Free and Municipal Funds

Reporting Period:  07/01/2018 - 06/30/2019

California High-Yield Municipal

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

California Intermediate-Term Tax-Free Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

California Long-Term Tax-Free

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

California Tax-Free Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 23, 2019

*Print the name and title of each signing officer under his or her signature.